Operating Leases (Table)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2012:

2013	$242,360
2014	226,975
2015	192,117
2016	151,654
2017	103,573
Later years	191,844
Total minimum lease payments	$1,108,523